License Agreement (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019
License Agreement
Upfront fee for license arrangements	$ 3	$ 3
Written notice period for termination of the agreement	90 days	90 days